SCHEDULE OF PROVISION FOR INCOME TAXES PROVISIONS (BENEFITS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current tax on profits for the year	$ 28,783	$ 32,115	$ 220,570
Under provision in prior year	800
Total Current Tax Expense	29,583	32,115	220,570
(Increase) decrease in deferred tax assets	2,329,636		29,240
Decrease in deferred tax liabilities	(4,611,291)	(1,110,801)	(1,313,406)
Total Deferred Tax Expense	(2,281,655)	(1,110,801)	(1,284,166)
(Benefit from) Provision for Income Taxes	(2,252,072)	(1,078,686)	$ (1,063,596)
State [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	1,600	200
Total Deferred Tax Expense	(202,283)	(131,487)
Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	27,983	31,915
Total Deferred Tax Expense	(1,263,702)	(273,212)
Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	(815,670)	(706,102)
INDONESIA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense	(170,311)
(Benefit from) Provision for Income Taxes	(170,311)
INDONESIA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
INDONESIA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense	(170,311)
INDONESIA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense		(6,050)
Total Deferred Tax Expense	(412,208)	(83,410)
(Benefit from) Provision for Income Taxes	(412,208)	(89,460)
NEW ZEALAND [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense		(6,050)
Total Deferred Tax Expense	(412,208)	(83,410)
NEW ZEALAND [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
(Benefit from) Provision for Income Taxes
SINGAPORE [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
SINGAPORE [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense		(2,802)
Total Deferred Tax Expense	39,745	11,044
(Benefit from) Provision for Income Taxes	39,745	8,242
SOUTH AFRICA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense		(2,802)
Total Deferred Tax Expense	39,745	11,044
SOUTH AFRICA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	27,983	40,767
Total Deferred Tax Expense	(641,438)	(200,847)
(Benefit from) Provision for Income Taxes	(613,455)	(160,079)
UK [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	27,983	40,767
Total Deferred Tax Expense	(641,438)	(200,846)
UK [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
USA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	1,600	200
Total Deferred Tax Expense	(1,017,953)	(837,589)
(Benefit from) Provision for Income Taxes	(1,016,353)	(837,389)
USA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	1,600	200
Total Deferred Tax Expense	(202,283)	(131,487)
USA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
USA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	$ (815,670)	$ (706,102)